Subsequent Events	3 Months Ended	8 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events

7. Subsequent Events

Management of the Company evaluated events that have occurred after the balance sheet date of March 31, 2016, through the date the condensed financial statements were issued.
On June 28, 2016, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) by and among the Company, its wholly-owned subsidiary, Solaris Merger Sub Inc. (“Merger Sub”), Sungevity, Inc. (“Sungevity”), and Shareholder Representative Services LLC, providing for the merger (the “Merger”) of Merger Sub with and into Sungevity, with Sungevity surviving the Merger as a wholly-owned subsidiary of the Company (the “Business Combination”). Concurrently with the signing of the Merger Agreement, the Company entered into voting agreements, by and between the Company and certain stockholders of Sungevity, pursuant to which each such stockholder of Sungevity has agreed to vote its voting shares of Sungevity capital stock for the adoption of the Merger Agreement and the transactions contemplated thereby.
Pursuant to the Merger Agreement, upon the effectiveness of the Merger (the “Effective Time”), all shares of Sungevity stock then outstanding (the “Sungevity Stock”) will be converted into common stock of the Company. Additionally, each outstanding option to acquire shares of the Sungevity stock issued under any of Sungevity’s equity compensation plans (“Sungevity Options”) will be cancelled and extinguished. Holders of vested Sungevity Options and Sungevity common stock shall be entitled to receive a portion of up to 1,750,000 shares of Company common stock. Further, (A) all outstanding warrants issued by Sungevity (“Sungevity Warrants”) will automatically be converted into their underlying shares of Sungevity stock on a “net exercise” basis, and (B) all outstanding subordinated convertible notes issued by Sungevity (“Sungevity Convertible Notes”) will automatically be converted (including any accrued but unpaid interest thereon and any other amounts payable thereunder) into their underlying shares of Sungevity stock at the conversion price set forth in the applicable note purchase agreement, in either case, immediately prior to the Effective Time, with the resulting shares of Sungevity stock being converted into Company common stock.
As a result of the Merger, holders of Sungevity Stock, Sungevity Warrants, Sungevity Options and Sungevity Convertible Notes will receive in the aggregate 35,000,000 shares of Company common stock. Additionally, pursuant to the Merger Agreement, immediately following the Effective Time, a total of 700,000 shares of company common stock are to be issued without consideration to certain Sungevity employees, subject to each such employee executing a lock-up agreement pursuant to which such employee shall agree not to transfer such Company common stock for one year after the Effective Time.

9. Subsequent Event

Management of the Company evaluated events that have occurred after the balance sheet date of December 31, 2015, through the date the financial statements were issued.
On March 17, 2016, the Company issued a convertible promissory note to the Sponsor that provides for the Sponsor to loan the Company up to $1,000,000 for ongoing expenses. On March 17, 2016, the Company borrowed $15,000 pursuant to the convertible promissory note. The Sponsor is not obligated to loan us additional amounts pursuant to the convertible promissory note. The convertible promissory note is interest bearing at 5% per annum and is due and payable on August 4, 2017. At the option of the Sponsor, any amounts outstanding under the convertible note may be converted into warrants to purchase shares of common stock at any time on or prior to the maturity date at a conversion price of $1.00 per warrant. Each warrant will entitle the Sponsor to purchase one share of common stock at an exercise price of $11.50 per share. Each warrant will contain other terms identical to the terms contained in the Private Placement Warrants. As of March 30, 2016, the outstanding balance of this convertible promissory note is $15,000.